Goodwill - Summary of Goodwill (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 52,709,053	$ 1,900,110	$ 50,198,436	$ 49,974,446
Acquisition through business combinations			2,567,842	264,977
Disposal of subsidiaries	(310,711)	(11,201)
Effect of foreign currency exchange differences	(325,929)	(11,749)	(57,225)	(40,987)
Ending balance	52,072,413	1,877,160	52,709,053	50,198,436
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	55,123,166	1,987,136	52,612,549	52,388,559
Acquisition through business combinations			2,567,842	264,977
Disposal of subsidiaries	(310,711)	(11,201)
Effect of foreign currency exchange differences	(325,929)	(11,749)	(57,225)	(40,987)
Ending balance	54,486,526	1,964,186	55,123,166	52,612,549
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,414,113	87,026	2,414,113	2,414,113
Ending balance	$ 2,414,113	$ 87,026	$ 2,414,113	$ 2,414,113